Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financing Receivables Modified as Troubled Debt Restructurings (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 1,139	¥ 1,712	¥ 2,013
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	387	1,687	2,013
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Recorded investment	36	22	22
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Recorded investment	351	1,665	¥ 1,991
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	752	25
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 752	¥ 25